Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Three Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,778	$1,074	$5,341	$1,190	$1,000	$214	$15,597
Provision charged to expense	22	382	(532)	114	(13)	27	--
Losses charged off	(662)	(876)	(874)	(115)	(380)	(49)	(2,956)
Recoveries	13	--	500	24	55	16	608
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249
	Six Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676
Provision charged to expense	1,746	137	(2,006)	91	12	20	--
Losses charged off	(747)	(876)	(1,008)	(115)	(380)	(76)	(3,202)
Recoveries	53	--	500	107	74	41	775
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249
	Three Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,447	$1,398	$6,230	$3,616	$491	$158	$18,340
Provision charged to expense	756	(512)	1,939	(2,006)	(201)	30	6
Losses charged off	(617)	--	(505)	(37)	--	(50)	(1,209)
Recoveries	47	--	24	11	23	22	127
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264
	Six Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,999	$2,654	$7,316	$2,651	$972	$226	$20,818
Provision charged to expense	622	(788)	2,589	(1,747)	(688)	34	22
Losses charged off	(1,053)	(997)	(2,241)	(37)	--	(145)	(4,473)
Recoveries	65	17	24	717	29	45	897
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264
	June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$402	$--	$1,041	$461	$1	$5	$1,910
Collectively evaluated for impairment	5,749	580	3,394	752	661	203	11,339
Ending balance	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

Loan balances (1):
Individually evaluated for impairment	$6,119	$--	$4,358	$3,481	$28	$11	$13,997
Collectively evaluated for impairment	133,018	19,775	146,584	10,762	15,884	4,985	331,008
Ending balance	$139,137	$19,775	$150,942	$14,243	$15,912	$4,996	$345,005
	December 31, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$275	$--	$778	$130	$380	$2	$1,565
Collectively evaluated for impairment	4,824	1,319	6,171	1,000	576	221	14,111
Ending balance	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676

Loan balances (1):
Individually evaluated for impairment	$8,142	$3,459	$8,472	$4,133	$402	$32	$24,640
Collectively evaluated for impairment	149,794	17,331	129,542	10,418	15,681	5,786	328,552
Ending balance	$157,936	$20,790	$138,014	$14,551	$16,083	$5,818	$353,192

Year Ended December 31, 2012	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Provision charged to expense	(340)	58	(355)	2,141	(33)	(1,803)	162	192	22
Losses charged off	(1,620)	(223)	(997)	(2,517)	--	(407)	(237)	(269)	(6,270)
Recoveries	114	111	17	9	--	722	59	74	1,106
Balance, end of year	$4,460	$639	$1,319	$6,949	$51	$1,079	$956	$223	$15,676
Ending balance: individually evaluated for impairment	$207	$68	$--	$778	$--	$130	$380	$2	$1,565
Ending balance: collectively evaluated for impairment	$4,253	$571	$1,319	$6,171	$51	$949	$576	$221	$14,111
Loan balances (1):
Ending balance	$149,484	$8,452	$20,790	$138,014	$803	$13,748	$16,083	$5,818	$353,192
Ending balance: individually evaluated for impairment	$7,742	$400	$3,459	$8,472	$130	$4,003	$402	$32	$24,640
Ending balance: collectively evaluated for impairment	$141,742	$8,052	$17,331	$129,542	$673	$9,745	$15,681	$5,786	$328,552
Year Ended December 31, 2011	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$5,440	$1,275	$6,581	$9,491	$81	$4,035	$3,543	$638	$31,084
Provision charged to expense	3,993	(160)	(1,132)	189	31	204	(2,139)	(127)	859
Losses charged off	(3,177)	(486)	(2,795)	(2,375)	(28)	(2,190)	(517)	(409)	(11,977)
Recoveries	50	64	--	11	--	518	85	124	852
Balance, end of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Ending balance: individually evaluated for impairment	$305	$81	$703	$1,879	$--	$280	$--	$45	$3,293
Ending balance: collectively evaluated for impairment	$6,001	$612	$1,951	$5,437	$84	$2,287	$972	$181	$17,525
Loan balances (1):
Ending balance	$183,158	$12,502	$20,476	$95,920	$1,724	$23,288	$7,603	$8,015	$352,686
Ending balance: individually evaluated for impairment	$13,085	$831	$8,133	$13,238	$--	$3,683	$72	$119	$39,161
Ending balance: collectively evaluated for impairment	$170,073	$11,671	$12,343	$82,682	$1,724	$19,605	$7,531	$7,896	$313,525

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Balance—beginning of period	$9,396	$20,501	$14,877	$20,934

Provisions for estimated losses	33	280	219	308
Recoveries	--	--	--	--
Losses charged off	(23)	(1,132)	(5,690)	(1,593)

Balance—end of period	$9,406	$19,649	$9,406	$19,649

	Year Ended December 31
	2012	2011

Balance—beginning of year	$20,934	$7,841

Provisions for estimated losses	1,388	17,335
Losses charged off	(7,445)	(4,242)

Balance—end of year	$14,877	$20,934